Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Asset Acquisition [Abstract]
Schedule of Asset Acquisition	The transaction did not qualify as a business combination according to the definition in IFRS 3 Business Combinations. It has been accounted for as an asset acquisition with the purchase price allocated based on the estimated fair value of the assets and liabilities summarized as follows:
Consideration	$
Cash	60,000,000
Convertible promissory note	60,000,000
Fair value of replacement options	81,414
Transaction costs	493,127
Total consideration value	120,574,541

Net assets acquired	$
Prepaids	42,374
Property, plant, and equipment	6,111,000
Mineral properties	120,196,484
Asset retirement obligations	(5,488,969)
Accounts payable and accrued liabilities	(286,348)
Total net assets acquired	120,574,541

Schedule of Weighted Average Assumptions Used in the Black-Scholes Option Pricing Model	The value of the replacement options has been derived using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes option pricing model are as follows:
Weighted Average
Exercise Price	$3.10
Share price	$3.20
Discount Rate	3.39%
Expected life (years)	5.00
Volatility	99.48%
Fair value of replacement options (CAD per option):	$2.43